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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-23241

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               VIRTUS CONVERTIBLE & INCOME 2024 TARGET TERM FUND
              (exact name of registrant as specified in charter)

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                    101 Munson Street, Greenfield, MA 01301
                   (Address of principal executive offices)

Jennifer From, Esq., Vice President, Chief Legal Officer, Counsel and Secretary
                    One Financial Plaza, Hartford, CT 06103
                    (Name and Address of agent for service)

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       Registrant's telephone number, including area code: 866-270-7788

                        Date of Fiscal Year End: 01/31

               Date of Reporting Period: 07/01/2022 - 06/30/2023

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23241
Reporting Period: 07/01/2022 - 06/30/2023
Virtus Convertible & Income 2024 Target Term Fund









=========   Virtus Convertible & Income 2024 Target Term Fund (fka     =========
========= Virtus AllianzGI Convertible & Income 2024 Target Term Fund) =========

This registrant was formerly known as: "Virtus AllianzGI Convertible & Income 2024 Target Term Fund"

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Convertible & Income 2024 Target Term Fund

By:    /s/ George R. Aylward
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George R. Aylward, President

Date:  August 21, 2023